Share-Based Payment - Summary of Stock Option Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted Share Number, Granted	6,817,372
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted Share Number, Outstanding Ending Balance		13,343,230
Weighted average exercise price per option, Outstanding Ending Balance		$ 0.23
2015 and 2018 Plan | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted Share Number, Outstanding Beginning Balance	7,338,559	7,338,559
Options granted Share Number, Granted		6,988,469
Options granted Share Number, Exercised		774,325
Options granted Share Number, Cancelled and forfeited		209,473
Options granted Share Number, Outstanding Ending Balance		13,343,230
Weighted average exercise price per option, Outstanding Beginning Balance	$ 0.16	$ 0.16
Weighted average exercise price per option, Granted		0.35
Weighted average exercise price per option, Exercised		0.66
Weighted average exercise price per option, Cancelled and forfeited		0.15
Weighted average exercise price per option, Outstanding Ending Balance		$ 0.23